Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands							9 Months Ended		12 Months Ended
	Aug. 23, 2021 MXN ($)	Oct. 18, 2019 USD ($)	Feb. 06, 2019 USD ($)	Sep. 14, 2018 USD ($)	Dec. 12, 2017 USD ($)	Apr. 04, 2011 USD ($)	Sep. 30, 2021 MXN ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities							$ 10,510,696				$ 8,321,816
Legal proceedings damage sought by plaintiffs				$ 310,484	$ 153,000	$ 193,713
Termination Resolution January 14 2019 [Member]
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities										$ 51,454
Pemex exploration and production [member]
Disclosure of contingent liabilities [line items]
Payments for legal proceedings claims for damage sought value	$ 50,000
Contingent Liability for Work Performed [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			$ 240,448
Contingent Liability for Work Estimate [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			$ 284
Contingent Liability for Public Works Contract [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs		$ 137,300
Administrative Claim [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs									$ 2,009,598
Administrative Claim [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs							$ 14,607	$ 113,582